RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related parties
Accounts receivable, related parties	$ 4,488	$ 2,673
Accounts payable, related parties	56,982	52,984
Revenues from related parties	13,481	52,257	72,149
Operating expenses incurred on transactions with related parties	162,316	272,343	256,379
Sitronics, a subsidiary of Sistema
Related parties
Accounts receivable, related parties	2,736	1,320
Accounts payable, related parties	42,715	37,007
Revenues from related parties	4,218	3,577	3,656
Operating expenses incurred on transactions with related parties	48,023	56,610	52,211
Intellect Telecom
Related parties
Accounts receivable, related parties	359	117
Maxima, a subsidiary of Sistema
Related parties
Accounts payable, related parties	11,986	8,965
Other related parties
Related parties
Accounts receivable, related parties	1,393	1,236
Accounts payable, related parties	2,281	7,012
Revenues from related parties	2,743	4,827	3,997
Operating expenses incurred on transactions with related parties	10,792	15,584	15,705
MTS Belarus, an associated company of the Group
Related parties
Revenues from related parties	6,520	2,589
Operating expenses incurred on transactions with related parties	10,516	5,539
Svyazinvest and subsidiaries
Related parties
Revenues from related parties		33,869	43,174
Operating expenses incurred on transactions with related parties		29,210	28,997
Sky Link and subsidiaries
Related parties
Revenues from related parties		7,395	9,857
Mezhregion Tranzit Telecom
Related parties
Revenues from related parties			11,465
Operating expenses incurred on transactions with related parties			18,115
RA Maxima, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	81,905	76,158	102,005
AB Safety, an affiliate of Sistema
Related parties
Operating expenses incurred on transactions with related parties	10,075	9,267	5,576
Mediaplanning, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	1,005	59,171	23,782
Sistema-Invenchur
Related parties
Operating expenses incurred on transactions with related parties		11,262
Percentage of ownership acquired	100.00%
City Hals
Related parties
Operating expenses incurred on transactions with related parties		$ 9,542	$ 9,988